LOOMIS SAYLES FIXED INCOME FUND

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Supplement dated May 16, 2008 to the Loomis Sayles Institutional Funds

Statement of Additional Information dated February 1, 2008, as may be revised and supplemented from time to time

This supplement replaces the supplement dated March 6, 2008.

Effective immediately, the table in the sub-section “Investment Strategies” within the section “Investment Strategies and Risks” is amended as follows:

Fund	Securities	Practices

Fixed Income Fund

Debt Securities Investment Grade Bonds, Corporate Securities, Convertible Securities, U.S. Government Securities, Lower Quality Debt Securities, Preferred Stock, Zero Coupon Securities, Rule 144A Securities, Mortgage-Backed Securities, Stripped Securities, Asset- Backed Securities, Real Estate Investment Trusts, When-Issued Securities, Commercial Paper Collateralized Mortgage Obligations, Mortgage-Related Securities (including Dollar Rolls, Structured Notes, Inflation-Linked Bonds), Bank Loans

Equity Securities (Investment Companies)

Foreign Securities (Emerging Markets, Currency Transactions, Supranational Entities)

Temporary Defensive Strategies Repurchase Agreements Swap Contracts Illiquid Securities Futures Contracts Options

Institutional High Income Fund

Debt Securities Lower Quality Debt Securities, Corporate Securities, Convertible Securities, U.S. Government Securities, Zero-Coupon Securities, Rule 144A Securities, Securities, Stripped Mortgage-Backed Securities, Asset-Backed Securities, Real Estate Investment Trusts, When-Issued Securities, Commercial Paper, Collateralized Mortgage Obligations, Mortgage-Related Securities (including Dollar Rolls, Structured Notes, Inflation-Linked Bonds), Bank Loans

Equity Securities (Investment Companies)

Foreign Securities (Emerging Markets, Currency Transactions, Supranational Entities)

Temporary Defensive Strategies Repurchase Agreements Swap Contracts Illiquid Securities Futures Contracts Options

Fund	Securities	Practices

Investment Grade Fixed Income Fund

Debt Securities Investment Grade Bonds, Corporate Bonds, U.S. Government Securities, Lower Quality Debt Securities, Zero Coupon Securities, Rule 144A Securities, Mortgage-Backed Securities, Stripped Securities, Real Estate Investment Trusts, When-Issued Securities, Collateralized Mortgage Obligations, Mortgage Related Securities (including Dollar Rolls, Structured Notes, Inflation Linked Bonds), Bank Loans

Equity Securities (Investment Companies)

Foreign Securities (Emerging Markets, Supranational Entities, Currency Transactions)

Temporary Defensive Strategies Futures Contracts Options Swap Contracts

The following text shall be inserted before the sub-section “Collateralized Mortgage Obligations” within the sub-section “Investment Strategies” within the section “Investment Strategies and Risks:”

Bank Loans

The Fixed Income Fund, Institutional High Income Fund, and Investment Grade Fixed Income Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. A Fund may participate in the primary syndicate for a loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). A Fund may also acquire a participation interest in another lender’s portion of the senior loan.

M-LSSP94-0508

LOOMIS HIGH INCOME OPPORTUNITIES FUND

Supplement dated May 16, 2008 to the

Loomis Sayles High Income Opportunities Fund and

Loomis Sayles Securitized Asset Fund Statement of

Additional Information dated February 1, 2008,

as may be revised and supplemented from time to time.

This supplement replaces the supplement dated March 6, 2008.

Effective immediately, the table in the sub-section “Investment Strategies” within the section “Investment Strategies and Risks” is amended as follows:

Fund	Securities	Practices

High Income Opportunities Fund

Debt Securities (Securities below investment grade Corporate Securities, Convertible Securities, U.S. Government Securities, Zero-Coupon Securities, 144A Securities, Pay-in-Kind Securities, Mortgage-Backed Securities, Asset-Backed Securities, Stripped Mortgage-Related Securities, When-Issued Securities, Commercial Paper, Loan Assignments, Delayed Funding Loans and Revolving Credit Facilities, Securities Lending, Preferred Stock, Municipal Bonds, Senior Floating Rate Loans, Collateralized Debt and Loan Obligations, Step-Coupon Securities, Structured Notes, Collateralized Mortgage Obligations, Bank Loans)

Equity Securities (Common Stock, Investment Companies, Small Cap Companies, REITs, Warrants, Rights)

Foreign Securities (Depository Receipts, Emerging Markets, Foreign Currency Transactions, Foreign Currency Hedging Transactions)

Temporary Defensive Strategies Repurchase Agreements Swap Contracts Illiquid Securities Futures Contracts Options Initial Public Offerings

The following text shall be inserted before the sub-section “Collateralized Mortgage Obligations” within the sub-section “Investment Strategies” within the section “Investment Strategies and Risks”:

Bank Loans

The High Income Opportunities Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. The Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. The Fund may participate in the primary syndicate for a loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). The Fund may also acquire a participation interest in another lender’s portion of the senior loan.

M-LSSP95-0508

LOOMIS SAYLES BOND FUND

LOOMIS SAYLES GLOBAL BOND FUND

Supplement dated May 16, 2008 to the Loomis Sayles Retail Funds

Statement of Additional Information dated February 1, 2008, as may be revised and supplemented from time to time

This supplement replaces the supplement dated March 6, 2008.

Effective immediately, the table in the sub-section “Investment Strategies” within the section “Investment Strategies and Risks” is amended as follows:

Fund	Securities	Practices

Global Bond Fund

Debt Securities (Investment Grade Fixed Income Securities, Corporate Bonds, Convertible Securities, World Government Securities, Lower Quality Fixed Income Securities, Asset-Backed Securities, Zero-Coupon Securities, 144A Securities, Mortgage-Related Securities, REITs, Stripped Securities, Mortgage-Backed Securities, When-Issued Securities, Commercial Paper, Collateralized Mortgage Obligations, Mortgage Dollar Rolls, Inflation Linked Bonds, Bank Loans)

Equity Securities (Investment Companies)

Foreign Securities (Emerging Markets, Supranational Entities, Currency Transactions)

Temporary Defensive Strategies Repurchase Agreements Futures Contracts Options Swap Contracts

The following text shall replace the sub-section “Bank Loans” within the sub-section “Investment Strategies” within the section “Investment Strategies and Risks”:

Bank Loans

The Bond Fund and Global Bond Fund may invest in bank loans, which include senior secured and unsecured floating rate loans made by banks and other financial institutions to corporate customers. Typically, these loans hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans generally will not be rated investment-grade by the rating agencies. Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial part of its value prior to a default. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A Fund’s investments in loans are subject to credit risk, and even secured bank loans may not be adequately collateralized. The interest rates of bank loans reset frequently, and thus bank loans are subject to interest rate risk. Most bank loans, like most investment-grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them. A Fund may participate in the primary syndicate for a loan or it may also purchase loans from other lenders (sometimes referred to as loan assignments). A Fund may also acquire a participation interest in another lender’s portion of the senior loan.

M-LSSP96-0508